As filed with the Securities and Exchange Commission on September 19, 2014

File Nos. 333-193955

811-22938

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 3	☒
And

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 6	☒

COHEN & STEERS ACTIVE COMMODITIES

STRATEGY FUND, INC.

(Exact Name Of Registrant As Specified In Charter)

280 Park Avenue, New York, NY 10017

(Address Of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (212) 832-3232

Tina M. Payne, Esq.

                         Cohen & Steers Active Commodities Strategy Fund, Inc.

280 Park Avenue

New York, New York 10017

(Name And Address Of Agent Of Service Of Process)

With copies to:

Michael G. Doherty, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

Approximate Date of Proposed Public Offering : As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)

☒	on September 30, 2014 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 3 to the Registration Statement of Cohen & Steers Active Commodities Strategy Fund, Inc. (the “Registrant”) incorporates by reference the prospectus and Statement of Additional Information that are contained in the Registrant’s Post-Effective Amendment No. 2, which was filed with the Securities and Exchange Commission on July 23, 2014. This Post-Effective Amendment No. 3 is filed solely for the purpose of designating September 30, 2014 as the new effective date of Post-Effective Amendment No. 2. This Post-Effective Amendment does not affect the currently effective prospectus and Statement of Additional Information for the other series of the Registrant’s shares.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 19th day of September, 2014.

COHEN & STEERS ACTIVE COMMODITIES STRATEGY FUND, INC.

By:	/s/ ADAM M. DERECHIN
Adam M. Derechin
President and CEO

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

	SIGNATURE	TITLE	DATE

By:	/s/ ADAM M. DERECHIN	President and Chief Executive Officer (Principal Executive Officer)	September 19, 2014
(ADAM M. DERECHIN)

By:	/s/ JAMES GIALLANZA	Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer)	September 19, 2014
(JAMES GIALLANZA)

By:	*	Chairman and Director	September 19, 2014
(ROBERT H. STEERS)

By:	/s/ JOSEPH M. HARVEY	Director	September 19, 2014
(JOSEPH M. HARVEY)

By:	*	Director	September 19, 2014
(MICHAEL G. CLARK)

By:	*	Director	September 19, 2014
(BONNIE COHEN)

By:	*	Director	September 19, 2014
(GEORGE GROSSMAN)

By:	*	Director	September 19, 2014
(RICHARD E. KROON)

By:	*	Director	September 19, 2014
(RICHARD J. NORMAN)

By:	*	Director	September 19, 2014
(FRANK K. ROSS)

By:	*	Director	September 19, 2014
(C. EDWARD WARD, JR.)

*By:	/s/ TINA M. PAYNE	September 19, 2014
Tina M. Payne ATTORNEY-IN-FACT